FAIR VALUE INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Provisional Fair Value of Contingent Liability for Earn-out Consideration at Net Present Value by Level of Hierarchy

The following table sets forth, by level of hierarchy, the provisional fair value of contingent liability for the earn-out considerations at net present value as of September 30, 2020, which was presented in “Other liabilities” on the Consolidated Balance Sheet:

	September 30, 2020
	Level 1	Level 2	Level 3
Liabilities: Contingent consideration	$—	$—	$1.8